Reserves	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Disclosure of Reserves Within Equity Text Block Abstract
Reserves

13. Reserves

Equity based premium reserve	Consolidated
	2022	2021
	$	$
Balance at 1 July 2021	6,612,641	1,490,588
Options issued to advisors[1]	-	4,522,010
Equity instruments issued to management and directors	1,464,550	600,043
At 30 June 2022	8,077,191	6,612,641

[1]	During the year ended 30 June 2021, 40,000,000 options exercisable at $0.15, $0.20, and $.25 were issued to consultants for investor relation services. In addition, 30,164,690 options exercisable at $0.08 were issued as consideration for broker support of the exercise of the 262m listed IHLOB options series. During the year ended 30 June 2020, 33,000,000 options exercisable at $0.08 and expiring on 30 September 2021, were issued to brokers who supported the July 2019 capital raisings. These options have been valued using a Black-Scholes option model with inputs being grant date share price of $0.04 risk-free rate of 0.24% and volatility of 92%.

The equity based premium reserve is used to record the value of equity issued to raise capital, and for share-based payments.

17. Reserves

Equity based premium reserve

	Consolidated
	Year Ended 30 June 2021	Year Ended 30 June 2020
Balance at start of year	$1,490,588	$451,643
Options issued to advisors(1)	4,522,010	449,093
Options issued to Cannvalate Pty Ltd(2)	—	244,403
Equity instruments issued to management and directors	600,043	345,449
Balance at end of year	$6,612,641	$1,490,588

(1)	During the year ended 30 June 2021, 40,000,000 options exercisable at $0.15, $0.20, and $.25 were issued to consultants for investor relation services. In addition, 30,164,690 options exercisable at $0.08 were issued as consideration for broker support of the exercise of the 262m listed IHLOB options series (see Note 12). During the year ended 30 June 2020, 33,000,000 options exercisable at $0.08 and expiring on 30 September 2021, were issued to brokers who supported the July 2019 capital raisings. These options have been valued using a Black-Scholes option model with inputs being grant date share price of $0.04 risk-free rate of 0.24% and volatility of 92%.

(2)	On 9 August 2019, at a general meeting of shareholders, the issue of 120,000,000 options to Cannvalate Pty Ltd as remuneration for Cannvalate’s management of the Company’s clinical program was approved. This amount was initially recorded as a payable as at 30 June 2019 and transferred to the reserve in the year ended 30 June 2020. The options were valued using Black-Scholes option model with inputs being grant date share price of $0.02; risk-free rate of 1.07% and volatility of 59%.

The equity based premium reserve is used to record the value of equity issued to raise capital, and for share-based payments.